Other Current Liabilities (Details) - Schedule of Other Current Liabilities - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Other Current Liabilities [Abstract]
Deferred revenue (Note 23)	$ 55,111	$ 66,828
Decommissioning liabilities (Note 23)	231	975
Uncertain tax positions	1,315	1,315
Lease liabilities	2,217	2,120
Other	4,245	4,730
Other current liabilities	$ 63,119	$ 75,968